Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Trade and Other Receivables
		UNITED STATES DOLLAR
		2019	2018 Restated 1
20.	TRADE AND OTHER RECEIVABLES
	Trade receivables - gold sales and copper concentrate	23.6	15.3
	Trade receivables - other	18.1	16.5
	Oil derivatives contracts (2018: Gold, copper and oil) 2	1.1	8.3
	Receivables due from the sale of Tarkwa mining fleet 3	26.5	26.5
	Deposits	0.1	0.2
	Payroll receivables	2.4	2.9
	Prepayments	42.5	43.3
	Value Added Tax and import duties	16.0	18.1
	Diesel rebate	0.9	1.1
	Other	5.9	6.4

	Total trade and other receivables	137.1	138.6

1	Refer note 42.
2	Comprises US$1.0 million (2018: US$1.7 million and 2017: US$5.1 million) relating to Australian oil derivative contracts, US$0.1 million (2018: US$3.0 million and 2017: US$9.0 million) relating to Ghanaian oil derivative contracts, US$nil (2018: US$2.4 million and 2017:US$nil) relating to Ghanaian gold derivative contracts, US$nil (2018: US$nil and 2017: US$10.9 million) relating to the gold derivative contracts at South Deep and US$nil (2018: US$1.2 million and 2017: US$nil) relating to Peruvian copper derivative contracts. Refer note 38 for further details.
3	Relates to the sale of mining fleet at Tarkwa as part of the transition to contractor mining.